Carillon Eagle Smaller Company Fund
SUMMARY OF CARILLON EAGLE SMALLER COMPANY FUND | 3.1.2018
Investment objective
The Carillon Eagle Smaller Company Fund (“Smaller Company Fund” or the “fund”) seeks capital growth.
Fees and expenses of the fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Smaller Company Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts is available from your financial professional, on page 91 of the fund’s Prospectus and on page 43 of the fund’s Statement of Additional Information.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees - Carillon Eagle Smaller Company Fund	Class A		Class C		Class I	Class Y	Class R-3	Class R-5	Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none		none	none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[1]	none	none	none	none	none
Redemption Fee	none		none		none	none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Carillon Eagle Smaller Company Fund		Class A		Class C		Class I	Class Y		Class R-3		Class R-5	Class R-6
Management Fees		0.60%		0.60%		0.60%	0.60%		0.60%		0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%		1.00%		none	0.25%		0.50%		none	none
Other Expenses		0.98%	[1]	0.94%	[1]	0.96%	0.95%	[2]	1.00%	[1]	1.03%	0.81%
Total Annual Fund Operating Expenses		1.83%		2.54%		1.56%	1.80%		2.10%		1.63%	1.41%
Fee Waiver and/or Expense Reimbursement	[3]	(0.58%)		(0.54%)		(0.61%)	(0.55%)		(0.60%)		(0.68%)	(0.56%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25%		2.00%		0.95%	1.25%		1.50%		0.95%	0.85%
[1]	Other expenses have been restated to reflect the current administrative services fee rate for Class A, Class C and Class R-3 shares.
[2]	Other expenses are estimated for the current fiscal year.
[3]	Carillon Tower Advisers, Inc. (“Carillon”) has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class’ average daily net assets through February 28, 2019 as follows: Class A - 1.25%, Class C - 2.00%, Class I - 0.95%, Class Y – 1.25%, Class R-3 - 1.50%, Class R-5 - 0.95%, and Class R-6 - 0.85%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies (acquired fund fees and expenses), dividends, and extraordinary expenses. The contractual fee waiver can be changed only with the approval of a majority of the fund’s Board of Trustees. Any reimbursement of fund expenses or reduction in Carillon’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same, except that the example reflects the fee waiver/expense reimbursement arrangement for each share class through February 28, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Carillon Eagle Smaller Company Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	596	970	1,367	2,476
Class C	303	739	1,302	2,835
Class I	97	433	792	1,805
Class Y	127	513	924	2,071
Class R-3	153	600	1,074	2,384
Class R-5	97	448	822	1,876
Class R-6	87	391	718	1,642

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal investment strategies
During normal market conditions, the Smaller Company Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of small-capitalization companies. The fund’s portfolio managers consider small-capitalization companies to be those smaller companies that, at the time of initial purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Growth Index during the most recent 12-month period (approximately $13.2 billion during the 12-month period ended December 31, 2017).

The fund’s portfolio managers use a core value approach to select the fund’s investments. Using this investment style, the portfolio managers seek securities selling at discounts to their underlying values and then hold these securities until the market values reflect their intrinsic values. Factors that the portfolio managers look for in selecting investments include: (1) favorable expected returns relative to perceived risk; (2) management with demonstrated ability and commitment to the company; (3) above average potential for earnings and revenue growth; (4) low market valuations relative to forecasted earnings, book value, cash flow and sales; (5) turnaround potential for companies that have been through difficult periods; (6) low debt levels relative to total capitalization; and (7) strong industry fundamentals, such as increasing or sustainable demand and barriers to entry. The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal risks
The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) also increases and decreases. An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in this fund are subject to the following primary risks:
  Equity securities are subject to stock market risk.
  Common stock.  The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company;
  Market timing risk arises because certain types of securities in which the fund invests, including small-cap securities, could cause the fund to be at greater risk of market timing activities by fund shareholders;
  Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, limited managerial and financial resources, more volatile performance, and less liquid stock, compared to larger, more established companies;
  Small-cap company risk arises because small-cap companies may have less liquid stock, a more volatile share price, a limited product or service base, narrower commercial markets and limited access to capital, compared to larger, more established companies;
  Stock market risk is the risk of broad stock market decline or volatility or a decline in particular holdings in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment; and
  Value stock risk arises from the possibility that a stock’s intrinsic value may not be fully realized by the market.

Performance
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another. Class Y shares commenced operations on November 20, 2017. Historical performance shown for Class Y shares prior to that date reflects the performance of Class A shares, adjusted to reflect that purchases of Class Y shares are not subject to any sales charges. Each of the fund’s share classes is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same sales charges and expenses. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at carillontower.com.

During performance period	Return	Quarter Ended
(Class A shares):
Best Quarter	25.26%	June 30, 2009
Worst Quarter	(19.93)%	September 30, 2011

The returns in the preceding bar chart and table do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2017): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns - Carillon Eagle Smaller Company Fund		Inception Date	1-yr	5-yr	Lifetime (if less than 10 yrs)
Class A		Nov. 03, 2008	13.69%	11.39%	13.01%
Class A | After Taxes on Distributions		Nov. 03, 2008	11.20%	7.43%	10.11%
Class A | After Taxes on Distributions and Sale of Fund Shares		Nov. 03, 2008	9.81%	8.45%	10.34%
Class A | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	Nov. 03, 2008			9.19%
Class A | Russell 2500® Index (Lifetime period is measured from the inception date of Class A shares) (reflects no deduction for fees, expenses or taxes)		Nov. 03, 2008			9.22%
Class C		Nov. 03, 2008	18.46%	11.66%	12.75%
Class C | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	Nov. 03, 2008			9.19%
Class C | Russell 2500® Index (Lifetime period is measured from the inception date of Class A shares) (reflects no deduction for fees, expenses or taxes)		Nov. 03, 2008			9.22%
Class I		Mar. 09, 2009	19.72%	13.09%	20.00%
Class I | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	Mar. 09, 2009			20.73%
Class I | Russell 2500® Index (Lifetime period is measured from the inception date of Class A shares) (reflects no deduction for fees, expenses or taxes)		Mar. 09, 2009			20.72%
Class Y		Nov. 20, 2017	19.31%	12.48%	13.61%	[2]
Class R-3		Dec. 28, 2009	19.07%	12.17%	11.78%
Class R-3 | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	Dec. 28, 2009			14.12%
Class R-3 | Russell 2500® Index (Lifetime period is measured from the inception date of Class A shares) (reflects no deduction for fees, expenses or taxes)		Dec. 28, 2009			13.73%
Class R-5		Dec. 28, 2009	19.75%	12.97%	12.59%
Class R-5 | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	Dec. 28, 2009			14.12%
Class R-5 | Russell 2500® Index (Lifetime period is measured from the inception date of Class A shares) (reflects no deduction for fees, expenses or taxes)		Dec. 28, 2009			13.73%
Class R-6		Aug. 15, 2011	19.88%	13.06%	13.12%
Class R-6 | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	Aug. 15, 2011			14.62%
Class R-6 | Russell 2500® Index (Lifetime period is measured from the inception date of Class A shares) (reflects no deduction for fees, expenses or taxes)		Aug. 15, 2011			14.50%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]		22.17%	15.21%
Russell 2500® Index (Lifetime period is measured from the inception date of Class A shares) (reflects no deduction for fees, expenses or taxes)			16.81%	14.33%
[1]	The fund's benchmark changed from the Russell 2500™ Index, effective March 1, 2018. Carillon believes that the Russell 2000® Growth Index is more reflective of the types of securities in which the fund invests than the Russell 2500™ Index.
[2]	Lifetime returns for Class Y shares of the fund are since November 3, 2008, the inception date of the fund's Class A.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class Y, Class R-3, Class R-5, and Class R-6 will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.